Employee Benefit Plans (Stock Option Plans) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017	Mar. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested during period, shares	0	3,300
Options vested during period, shares, weighted average exercise price		$ 23.33
Options outstanding and exercisable, instrinsic value	$ 0
Compensation expense related to stock options	0
Unrecognized compensation cost related to non-vested stock options	$ 0
2008 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the issuance	50,000
2008 Equity Incentive Plan [Member] | Stock Options and SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the issuance			50,000
2008 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the issuance			50,000